Deferred Income Tax - Summary of Movement in Net Deferred Income Tax Liability (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Beginning balance	$ 2,625	$ 2,484
Translation adjustment	(44)	(34)
Net (income)/expense for the year	54	(103)
Arising on acquisition (note 30)	247	37
Disposals	(64)	1
Movement in deferred tax recognised in the Consolidated Statement of Comprehensive Income	77	44
Movement in deferred tax recognised in the Consolidated Statement of Changes in Equity	(7)	(10)
Ending balance	2,780	2,625	$ 2,484
Discontinued operations
Statement [Line Items]
Net (income)/expense for the year	$ 74	$ (5)	$ (3)